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                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                                 (215) 988-2700

July 30, 2002


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     RE:  UAM Funds Trust
          File Nos. (33-79858/811-8544)
          -----------------------------

Ladies and Gentlemen:

     On behalf of UAM Funds Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of Additional Information for the Registrant's FPA Crescent Portfolio, which would have been filed under paragraph
(c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA No. 51"), which was filed on July 29, 2002; and (ii) the text of PEA No. 51 has been filed electronically.

     The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are dated
July 29, 2002.

     Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2728.

                                                Very truly yours,



                                                /s/ Michael Dresnin

                                                ----------------------------
                                                Michael Dresnin